Financial Instruments	6 Months Ended
Jun. 30, 2022
Fair Value Disclosures [Abstract]
Financial Instruments

12. Financial Instruments

(a) Interest rate risk: The Company is subject to interest rate risk associated with changing interest rates with respect to its variable interest rate term loans and financial liabilities as described in Notes 6 and 7.

(b) Concentration of credit risk: Financial instruments consists principally of cash, trade accounts receivable, long-term receivable and derivatives. The Company places its temporary cash investments, consisting mostly of deposits, primarily with high credit qualified financial institutions. The Company performs periodic evaluations of the relative credit standing of those financial institutions that are considered in the Company’s investment strategy. The Company limits its credit risk with accounts receivable by performing ongoing credit evaluations of its customers’ financial condition and generally does not require collateral for its accounts receivable and does not have any agreements to mitigate credit risk. The Company limits the exposure of non-performance by counterparties to derivative instruments by diversifying among counterparties with high credit ratings and performing periodic evaluations of the relative credit standing of the counterparties.

(c) Fair value: The carrying amounts reflected in the accompanying interim consolidated balance sheets of cash and cash equivalents, restricted cash, trade receivables, margin deposits, accounts payable and due from/to related parties, approximate their respective fair values due to the short maturity of these instruments. The fair value of long-term bank loans and other financial liabilities with variable interest rates approximates the recorded values, generally due to their variable interest rates. The Company performs relevant enquiries on a periodic basis to assess the recoverability of the long-term receivable and estimates that the amount presented on the accompanying interim consolidated balance sheets approximates the amount that is expected to be received by the Company at the end of the non-cancellable lease period.

The fair values of the interest rate swap agreements and bunker swap agreements discussed in Note 7 above, are determined through Level 2 of the fair value hierarchy as defined in FASB guidance for Fair Value Measurements and are derived principally from or corroborated by observable market data, interest rates, yield curves and other items that allow value to be determined.

The estimated fair values of the Company’s financial instruments, other than derivatives as of June 30, 2022, and December 31, 2021, are as follows:

	Carrying Amount June 30, 2022	Fair Value June 30, 2022	Carrying Amount December 31, 2021	Fair Value December 31, 2021
Financial assets (liabilities)
Cash and cash equivalents	161,148	161,148	117,192	117,192
Restricted cash	10,648	10,648	10,005	10,005
Margin deposits	4,270	4,270	5,849	5,849
Long-term receivable (including short-term portion)	35,930	35,930	35,904	35,904
Financial liability	(3,702)	(3,702)	(4,193)	(4,193)
Obligations under operating leases	(73,511)	(73,511)	(88,573)	(88,573)
Debt and other financial liabilities	(1,485,035)	(1,485,035)	(1,380,648)	(1,380,648)

The Company does not offset fair value amounts recognized for derivatives by the right to reclaim cash collateral or the obligation to return cash collateral. The amount of collateral to be posted is defined in the terms of respective master agreement executed with counterparties or exchanges and is required when agreed upon threshold limits are exceeded. As of June 30, 2022, the Company deposited cash collateral related to its derivative instruments under its collateral security arrangements of $4,270 ($5,849 as of December 31, 2021), which is recorded within margin deposits in the consolidated balance sheets.

Tabular Disclosure of Derivatives Location

Derivatives are recorded in the consolidated balance sheet on a net basis by counterparty when a legal right of set-off exists. The following tables present information with respect to the fair values of derivatives reflected in the consolidated balance sheet on a gross basis by transaction. The tables also present information with respect to gains and losses on derivative positions reflected in the consolidated statements of comprehensive income (loss) or in the consolidated balance sheets, as a component of accumulated other comprehensive income.

Fair Value of Derivative Instruments

		Asset Derivatives		Liability Derivatives
		June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	3,956	7	1,756	8,884
	Financial instruments - Fair value, net of current portion	3,879	1,382	114	8,656
Subtotal		7,835	1,389	1,870	17,540

		Asset Derivatives		Liability Derivatives
		June 30, 2022	December 31, 2021	June 30, 2022	December 31, 2021
Derivative	Balance Sheet Location	Fair Value	Fair Value	Fair Value	Fair Value
Derivatives not designated as hedging instruments
Interest rate swaps	Current portion of financial instruments - Fair value	735	—	—	—
	Financial instruments - Fair value, net of current portion	651	—	—	—
Bunker swaps	Current portion of financial instruments - Fair value	—	1,845	—	—
Bunker swaps	Financial instruments - Fair value, net of current portion	—	144	—	—
	Subtotal	1,386	1,989	—	—
Total derivatives		9,221	3,378	1,870	17,540

Derivatives designated as hedging instruments- Net effect on the consolidated statements of comprehensive income (loss)

	Gain (Loss) Recognized in Accumulated OCI on Derivative (Effective Portion)
Derivative	Amount Three months ended June 30,		Amount Six months ended June 30,
	2022	2021	2022	2021
Interest rate swaps	7,376	3,642	26,037	15,611
Total	7,376	3,642	26,037	15,611

		Gain (Loss) Reclassified from Accumulated OCI into Income (Effective Portion)
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2022	2021	2022	2021
Interest rate swaps	Depreciation expense	(49)	(48)	(98)	(96)
Interest rate swaps	Interest and finance costs, net	2,627	2,830	4,959	5,244
Total		2,578	2,782	4,861	5,148

Derivatives not designated as hedging instruments–Net effect on the consolidated statement of comprehensive income (loss)

		Gain (Loss) Recognized on Derivative
Derivative	Location	Amount Three months ended June 30,		Amount Six months ended June 30,
		2022	2021	2022	2021
Interest rate swaps	Interest and finance costs, net	561	—	561	—
Bunker swaps	Interest and finance costs, net	—	3,695	7,923	7,950
Bunker put options	Interest and finance costs, net	—	(16)	—	(172)
Total		561	3,679	8,484	7,778

The accumulated income from derivatives designated as hedging instruments recognized in accumulated other comprehensive income (loss) as of June 30, 2022 amounted to $4,001, and $17,175 accumulated loss at December 31, 2021.

The following tables summarize the fair values for assets and liabilities measured on a recurring basis as of June 30, 2022, and December 31, 2021, using Level 2 inputs (significant other observable inputs):

Recurring measurements:	June 30, 2022	December 31, 2021
Interest rate swaps	7,351	(16,151)
Bunker swaps	—	1,989
Total	7,351	(14,162)